Net Realised Gains on Financial Assets	12 Months Ended
Dec. 31, 2022
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Net Realised Gains on Financial Assets
23	NET REALIS E D GAINS ON FINANCIAL ASSETS

	For the year ended 31 December
	2022	2021	2020
	RMB million	RMB million	RMB million
Debt securities
Realised gains (i)	7,344	198	1,287
Impairment (ii)	1,621	(1,359)	288

Subtotal	8,965	(1,161)	1,575

Equity securities
Realised gains (i)	23,573	42,867	24,925
Impairment (ii)	(19,831)	(21,362)	(11,917)

Subtotal	3,742	21,505	13,008

Total	12,707	20,344	14,583

(i)	Realised gains were generated mainly from available-for-sale securities.
(ii)
During the year ended 31 December 2022, the Group recognised an impairment charge of RMB2,644 million on available-for-sale
funds (2021: RMB8 million, 2020: RMB111 million); an impairment charge of RMB15,486 million on available-for-sale
stock securities (2021: RMB21,354 million, 2020: RMB11,732 million); an impairment charge of RMB1,701 million on available-for-sale
other equity securities (2021: nil, 2020: RMB74 million); an impairment reversal of RMB145 million on available-for-sale
debt securities (2021: an impairment reversal of RMB17 million, 2020: an impairment reversal of RMB16 million,); no impairment charge of loans (2021: an impairment charge of RMB1,376 million, 2020:nil), an impairment reversal of RMB1,476 million on loans(2021:nil, 2020: an impairment reversal of RMB275 million), and no impairment charge of held-to-maturity securities (2021: nil, 2020: RMB3 million), for which the Group determined that objective evidence of impairment existed.